Income Taxes (Tax or Benefit credited to AOCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
THE DAYTON POWER AND LIGHT COMPANY [Member]
Income Taxes [Line Items]
Tax expense/ (benefit)	$ (0.3)	$ 4.0	$ (7.0)